RELATED PARTY TRANSACTIONS AND AMOUNTS OWING (Detail Textuals)	12 Months Ended								12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 Officers And Directors USD ($)	Dec. 31, 2013 Officers And Directors USD ($)	Dec. 31, 2012 Officers And Directors USD ($)	Dec. 31, 2014 Officer Accounts Payable USD ($)	Dec. 31, 2013 Officer Accounts Payable USD ($)	Dec. 31, 2014 Director USD ($)	Dec. 31, 2014 Director CAD	Dec. 31, 2013 Director USD ($)	Dec. 31, 2014 Director Accounts Payable USD ($)	Dec. 31, 2013 Director Accounts Payable USD ($)
Related Party Transaction [Line Items]
Management and consulting fees	$ 125,705	$ 192,171	$ 159,262	$ 268,945	$ 240,210	$ 256,858					$ 6,000
Share-based compensation	45,840	9,452	81,178	45,832	3,972	50,004
Amounts owing to related parties	6,340,101	4,529,913						12,889				16,292
Consulting fees paid per month										12,000
Amounts owing to director waived off									$ 9,000